(LOSS)/EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Lossearnings Per Share
Schedule of Basic and Diluted Loss Per Share

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)
(Loss)/ profit:
(Loss)/ profit attributable to ordinary equity holders of the Company	(43,042)	24,336	(48,152)	(7,576)

Number of shares:
Weighted average number of common shares for basic and diluted loss per share:
Basic and diluted	27,910,916	31,308,653	40,720,246	40,720,246

(Loss)/earnings per share:
Basic and diluted	(1.54)	0.78	(1.18)	(0.19)